LIQUIDITY (Details Narrative) ¥ in Millions		1 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Aug. 05, 2021 USD ($)	Aug. 05, 2021 CNY (¥)
Line of Credit Facility [Line Items]
Construction in progress			$ 1,000,000.0
Unpaid tax liabilities			3,300,000
Proceeds from initial public offering	$ 11,300,000
Cash			1,609,079			$ 1,903,867
Accounts Receivable, after Allowance for Credit Loss, Current			7,534,786			6,152,807
Accounts Receivable, Related Parties, Current			$ 7,470,000
Account receivable, percentage			99.20%
Short-Term Debt			$ 1,615,503			41,381
Long-Term Debt, Current Maturities			1,845,275			448,005
Long-Term Debt, Excluding Current Maturities			1,080,402			$ 2,173,532
Line of Credit, Current			4,414,245
Line of Credit Facility, Current Borrowing Capacity			2,000,000.0	¥ 13
Line of Credit Facility, Maximum Borrowing Capacity			4,400,000	¥ 28			$ 4,400,000	¥ 28
PRC Banks [Member]
Line of Credit Facility [Line Items]
Loans Payable, Current			4,500,000
Short-Term Debt			1,600,000
Long-Term Debt, Current Maturities			1,800,000
Long-Term Debt, Excluding Current Maturities			1,100,000
PRC Banks and Financial Institutions [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current		$ 6,500,000			¥ 41
Bohai Bank [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current		$ 2,000,000.0	2,049,471
Line of Credit Facility, Expiration Period		1 year
Shanghai pudong development bank [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current		$ 2,500,000
Line of Credit Facility, Expiration Period		1 year
Qishang Bank [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current		$ 2,000,000.0	$ 1,576,516
Line of Credit Facility, Expiration Period		3 years